Basis of preparation (Details)	12 Months Ended
May 31, 2019
Nuuvera Holdings Limited
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
ARA - Avanti Rx Analytics Inc.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
Nuuvera Israel Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
Nuuvera Deutschland GmbH
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
Aphria Deutschland GmbH
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
FL-Group
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
Broken Coast Cannabis Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
Goodfields Supply Co. Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
LATAM Holdings Inc.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
MMJ Colombia Partners Inc.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
Marigold Acquisitions Inc.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
Hampstead Holdings Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
MMJ International Investments Inc.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
ABP, S.A.
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
CC Pharma GmbH
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
CC Pharma Research and Development GmbH
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
Aphria Handelsgesellschaft
Basis of preparation
Proportion of interest in subsidiary (in percent)	100.00%
Marigold Projects Jamaica Limited
Basis of preparation
Proportion of interest in subsidiary (in percent)	95.00%
Percentage of issued and outstanding shares	49.00%
Nuuvera Malta Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	90.00%
ASG Pharma Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	90.00%
Percentage of issued and outstanding shares	100.00%
QSG Health Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	90.00%
Percentage of issued and outstanding shares	100.00%
ColCanna S.A.S.
Basis of preparation
Proportion of interest in subsidiary (in percent)	90.00%
CC Pharma Nordic ApS
Basis of preparation
Proportion of interest in subsidiary (in percent)	75.00%
1974568 Ontario Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	51.00%
Aphria Terra S.R.L.
Basis of preparation
Proportion of interest in subsidiary (in percent)	51.00%
Aphria Italy S.p.A.
Basis of preparation
Proportion of interest in subsidiary (in percent)	51.00%
APL - Aphria Portugal, Lda.
Basis of preparation
Proportion of interest in subsidiary (in percent)	51.00%
CannInvest Africa Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	50.00%
Verve Dynamics Incorporated (Pty) Ltd.
Basis of preparation
Proportion of interest in subsidiary (in percent)	30.00%
Percentage of issued and outstanding shares	60.00%